RiverPark Large Growth Fund
December 31, 2021 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.5%**
Communication Services – 19.6%
Alphabet, Cl A *	594	$1,721
Alphabet, Cl C *	592	1,713
Meta Platforms, Cl A *	9,984	3,358
Pinterest, Cl A *	78,294	2,846
Snap, Cl A *	61,348	2,885
Twitter *	43,457	1,878
Walt Disney *	13,924	2,157
		16,558
Consumer Discretionary – 10.5%
Airbnb, Cl A *	13,282	2,211
Amazon.com *	1,281	4,271
Farfetch, Cl A *	70,016	2,341
		8,823
Financials – 11.8%
Blackstone, Cl A (a)	25,605	3,313
Charles Schwab	34,758	2,923
KKR	25,668	1,912
SoFi Technologies *	116,047	1,835
		9,983
Health Care – 13.9%
Dexcom *	3,021	1,622
Exact Sciences *	32,587	2,536
Illumina *	5,548	2,111
Intuitive Surgical *	6,211	2,231
UnitedHealth Group	2,543	1,277
Zoetis, Cl A	8,100	1,977
		11,754
Industrials – 3.9%
Uber Technologies *	77,520	3,251

Information Technology – 35.8%
Adobe *	3,028	1,717
Apple	17,912	3,181
Autodesk *	6,917	1,945
Block, Cl A *	10,417	1,682
Mastercard, Cl A	7,186	2,582
Microsoft	9,611	3,232
PayPal Holdings *	13,303	2,509
RingCentral, Cl A *	16,063	3,009
ServiceNow *	3,321	2,156
Shopify, Cl A *	1,268	1,747
Snowflake, Cl A *	4,523	1,532
Twilio, Cl A *	9,602	2,529
Visa, Cl A	10,754	2,330
		30,151
Real Estate – 4.0%
Zillow Group, Cl A *	53,711	3,342

Total Common Stock
(Cost $54,150) (000)		83,862

Total Investments — 99.5%
(Cost $54,150) (000)		$83,862

As of December 31, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2021 there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $84,302 (000).
*	Non-income producing security.
**	More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security considered Master Limited Partnership. At December 31, 2021, these securities amounted to $3,313 (000) or 3.9% of Net Assets.

Cl — Class

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2200

Wedgewood Fund
December 31, 2021 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 98.3%**
Communication Services – 17.7%
Alphabet, Cl A *	1,371	$3,972
Meta Platforms, Cl A *	11,051	3,717
		7,689
Consumer Discretionary – 12.4%
Booking Holdings *	579	1,389
Starbucks	11,022	1,289
Tractor Supply	11,481	2,740
		5,418
Energy – 2.0%
Texas Pacific Land	710	887

Financials – 9.2%
First Republic Bank	6,913	1,428
Progressive	14,360	1,474
S&P Global	2,380	1,123
		4,025
Health Care – 8.6%
Edwards Lifesciences *	17,140	2,220
UnitedHealth Group	3,038	1,526
		3,746
Industrials – 6.7%
Copart *	12,098	1,834
Old Dominion Freight Line	2,975	1,066
		2,900
Information Technology – 41.7%
Apple	16,685	2,962
CDW	11,920	2,441
Keysight Technologies *	7,326	1,513
Microsoft	7,668	2,579
Motorola Solutions	9,394	2,552
PayPal Holdings *	8,339	1,573
Taiwan Semiconductor Manufacturing ADR	15,858	1,908
Visa, Cl A	12,127	2,628
		18,156
Total Common Stock
(Cost $24,485) (000)		42,821

Total Investments — 98.3%
(Cost $24,485) (000)		$42,821

As of December 31, 2021, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2021 there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $43,558 (000).
*	Non-income producing security.
**	More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt
Cl — Class

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2200

RiverPark Short Term High Yield Fund
December 31, 2021 (Unaudited)

Description		Face Amount (000)‡/Shares	Value (000)
Schedule of Investments
Corporate Obligations — 42.6%
Communication Services – 14.3%
CCO Holdings
4.000%, 03/01/23 (a)		19,769	$19,794
DISH DBS
5.875%, 07/15/22		23,034	23,438
Level 3 Financing
5.375%, 05/01/25		27,166	27,791
Linkem
6.000%, VAR Euribor 3 Month + 6.000%, 08/09/22 (a)	EUR	27,399	31,043
Lumen Technologies
5.800%, 03/15/22		28,791	29,043
Netflix
5.500%, 02/15/22		11,525	11,602
T-Mobile USA
4.000%, 04/15/22		9,534	9,601
			152,312
Consumer Discretionary – 6.2%
Foot Locker
8.500%, 01/15/22		20,040	20,132
Ford Motor Credit
5.596%, 01/07/22		4,141	4,149
3.219%, 01/09/22		1,778	1,780
MGM Resorts International
7.750%, 03/15/22		13,769	13,959
Sally Holdings
8.750%, 04/30/25 (a)		15,573	16,601
Scientific Games International
5.000%, 10/15/25 (a)		8,835	9,107
			65,728
Consumer Staples – 7.1%
B&G Foods
5.250%, 04/01/25		11,000	11,247
Chobani
7.500%, 04/15/25 (a)		18,270	18,813
Cooke Omega Investments
8.500%, 12/15/22 (a)		10,282	10,473
Fresh Market
9.750%, 05/01/23 (a)		34,458	35,490
			76,023
Energy – 0.8%
Western Midstream Operating
4.000%, 07/01/22		8,632	8,664

Financials – 1.4%
FS KKR Capital
4.750%, 05/15/22		15,000	15,158

Health Care – 3.2%
Surgery Center Holdings
6.750%, 07/01/25 (a)		8,631	8,705
Trulieve Cannabis
9.750%, 06/18/24		23,842	25,302
			34,007
Industrials – 2.5%
Altera Shuttle Tankers
7.125%, 08/15/22		3,000	3,075
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl B
4.950%, 01/15/22		4,017	4,017
Icahn Enterprises
6.750%, 02/01/24		13,920	13,969
Quad
7.000%, 05/01/22		3,000	3,045
Rumo Luxembourg SARL
5.875%, 01/18/25 (a)		2,380	2,449
			26,555
Information Technology – 6.1%
NortonLifeLock
3.950%, 06/15/22		15,759	15,863
Nuance Communications
5.625%, 12/15/26		17,825	18,411
Sprint Communications
6.000%, 11/15/22		14,980	15,611
Xerox
4.070%, 03/17/22		15,270	15,353
			65,238
Materials – 1.0%
Kraton Polymers
4.250%, 12/15/25 (a)		10,465	10,845

Total Corporate Obligations
(Cost $454,965) (000)			454,530

Special Purpose Acquisition Companies — 18.1%
Common Stock– 18.1%
Diversified Financials – 18.1%
ACE Convergence Acquisition, Cl A *		957,574	9,537

RiverPark Short Term High Yield Fund
December 31, 2021 (Unaudited)

Description	Shares	Value (000)
Alpha Partners Technology Merger, Cl A *	12,808	$124
Anzu Special Acquisition I, Cl A *	98,738	963
Apeiron Capital Investment *	114,352	1,154
Apollo Strategic Growth Capital, Cl A *	700,868	6,918
APx Acquisition I *	96,362	970
Atlantic Coastal Acquisition, Cl A	1,000,000	9,760
Ault Disruptive Technologies *	255,000	2,583
AxonPrime Infrastructure Acquisition, Cl A *	440,000	4,321
Better World Acquisition *	3,773	38
Biotech Acquisition, Cl A *	799,001	7,862
Blockchain Moon Acquisition *	5,100	50
Canna-Global Acquisition *	117,609	1,191
Capstar Special Purpose Acquisition, Cl A *	13,721	137
Cartesian Growth, Cl A *	321,503	3,176
CleanTech Acquisition *	151,200	1,506
Crown PropTech Acquisitions, Cl A	822,131	8,139
Direct Selling Acquisition, Cl A *	300,443	2,983
Dune Acquisition, Cl A	565,572	5,599
Energem *	47,546	483
FirstMark Horizon Acquisition, Cl A *	1,052,141	10,406
FoxWayne Enterprises Acquisition *	22,477	223
G Squared Ascend I, Cl A *	110,000	1,087
G&P Acquisition, Cl A *	58,519	574
Globis Acquisition *	568,145	5,750
Golden Path Acquisition *	162,002	1,614
Gores Metropoulos II, Cl A *	100,000	997
Hambro Perks Acquisition, Cl A *	619,686	8,405
Haymaker Acquisition III, Cl A *	100,000	983
Highland Transcend Partners I, Cl A	451,954	4,483
InFinT Acquisition *	200,000	2,006
Innovative International Acquisition *	142,500	1,429
Integrated Rail and Resources Acquisition *	341,026	3,427
Investcorp Europe Acquisition I *	340,000	3,427
Kairous Acquisition Ltd. *	100,000	1,018
L&F Acquisition, Cl A	704,313	7,064
Larkspur Health Acquisition *	700,000	7,021
Liberty Resources Acquisition *	50,000	514
LMF Acquisition Opportunities, Cl A *	4,509	45
M3-Brigade Acquisition II, Cl A *	143,007	1,417
M3-Brigade Acquisition III *	358,543	3,593
Magnum Opus Acquisition, Cl A *	287,097	2,848
Mercato Partners Acquisition, Cl A *	400,000	3,920
Motive Capital, Cl A *	150,000	1,476
Mountain Crest Acquisition V *	47,909	482
Nabors Energy Transition	75,000	761
Novus Capital II, Cl A *	419,935	4,157
Oaktree Acquisition II, Cl A *	101,567	1,004
Onyx Acquisition I *	70,000	709
Pershing Square Tontine Holdings, Cl A *	125,000	2,465
Pine Technology Acquisition, Cl A *	50,000	492
Pioneer Merger, Cl A *	50,000	494
RMG Acquisition III, Cl A *	100,000	975
SCVX *	140,745	1,406
Semper Paratus Acquisition *	175,000	1,771
Silver Crest Acquisition, Cl A *	76,200	748
Sizzle Acquisition *	75,000	770
Spree Acquisition 1 *	702,000	7,034
Tailwind Acquisition, Cl A *	299,640	2,948
Talon 1 Acquisition *	82,222	831
Thayer Ventures Acquisition, Cl A *	144,675	1,461
Virgin Group Acquisition II, Cl A *	350,000	3,455
VPC Impact Acquisition Holdings III, Cl A *	174,298	1,743
Yellowstone Acquisition, Cl A *	215,024	2,187
Zanite Acquisition, Cl A *	1,609,223	16,382
		193,496
Warrant– 0.0%
Diversified Financials – 0.0%
Alpha Partners Technology Merger
11.500%, 04/03/28 *	183	123

RiverPark Short Term High Yield Fund
December 31, 2021 (Unaudited)

Description	Shares/Face Amount (000)‡	Value (000)
AxonPrime Infrastructure Acquisition
11.500%, 07/11/23 *	147	$102
Mercato Partners Acquisition
11.500%, 12/31/26 *	200	118
		343
Total Special Purpose Acquisition Companies
(Cost $193,378) (000)		193,839

Commercial Paper — 11.5%
Consumer Discretionary – 1.9%
General Motors Financial
0.400%, 01/20/22 (a) (b)	15,000	14,997
0.380%, 01/05/22 (a) (b)	5,308	5,308
		20,305
Consumer Staples – 1.5%
Conagra Brands
0.400%, 01/06/22 (a) (b)	16,104	16,103
Health Care – 1.7%
Viatris
0.550%, 01/18/22 (a) (b)	17,525	17,521
Information Technology – 2.1%
Jabil
0.500%, 02/08/22 (b)	6,633	6,628
0.470%, 01/06/22 (a) (b)	2,250	2,250
0.470%, 01/24/22 (a) (b)	13,823	13,818
		22,696
Materials – 4.3%
Albemarle
0.500%, 02/10/22 (a) (b)	8,000	7,996
0.450%, 02/07/22 (a) (b)	12,000	11,995
Glencore Funding
0.250%, 02/17/22 (a) (b)	18,287	18,279
Parker-Hannifin
0.400%, 02/01/22 (a) (b)	8,000	7,998
		46,268
Total Commercial Paper
(Cost $122,895) (000)		122,893

Convertible Bonds — 7.9%
Energy – 6.5%
Cheniere Energy CV to 7.2265
4.250%, 03/15/45	37,436	31,691
Golar LNG CV to 26.9925
2.750%, 02/15/22	37,132	37,245
		68,936
Health Care – 0.9%
Flexion Therapeutics CV to 37.3413
3.375%, 05/01/24	9,385	9,432

Industrials – 0.5%
Fortive CV to 10.9568
0.875%, 02/15/22	5,687	5,716

Total Convertible Bonds
(Cost $83,782) (000)		84,084

Trade Claims — 2.2%
Energy – 2.2%
Brazos Electric Power * (e)	25,659	23,093

Total Trade Claims
(Cost $23,265) (000)		23,093

Bank Loan Obligations — 13.6%
Consumer Discretionary – 2.1%
Change Healthcare Holdings, Inc. (fka Emdeon Inc.), Closing Date Term Loan, 1st Lien
3.500%, 03/01/24	10,392	10,380
Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan, 1st Lien
13.000%, VAR LIBOR + 0.120%, 10/04/23	10,957	11,669
		22,049
Financials – 1.1%
JZ Capital Partners, Term loan
10.750%, 06/12/22 (e) (f) (g)	11,890	11,890

Health Care – 4.2%
Mallinckrodt International, 1st Lien
4.310%, 02/28/22	45,578	44,496

Materials – 1.6%
Forterra Finance, LLC, Replacement Term Loan
4.000%, VAR LIBOR + 0.030%, 10/25/23	17,542	17,520

RiverPark Short Term High Yield Fund
December 31, 2021 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Telecommunications – 4.6%
Intelsat Jackson Holdings S.A., DIP Facility, 1st Lien
4.750%, 07/13/22	29,900	$29,853
Intelsat Jackson Holdings S.A., Tranche B-3 Term Loan
8.000%, 11/27/23	4,829	4,815
Intelsat Jackson Holdings, Term Loan B-4
8.750%, 01/02/24	2,738	2,731
Intelsat Jackson Holdings, Term Loan B-5
6.625%, 01/02/24 (c)	12,217	12,192
		49,591
Total Bank Loan Obligations
(Cost $146,685) (000)		145,546

Total Investments — 95.9%
(Cost $1,024,970) (000)		$1,023,985

Written Options — 0.0%(d)
Total Written Options
(Premiums Received $31) (000)		$(36)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2021, is as follows (000):
Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Depreciation
Brown Brothers Harriman	01/05/22	GBP	6,228	USD	8,246	$(159)
Brown Brothers Harriman	01/05/22	EUR	27,711	USD	31,222	(149)
						$(308)

A list of the open option contracts held by the Fund at December 31, 2021 was as follows (000):

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
WRITTEN OPTIONS — 0.0%
Call Options
FMAC*	(300)	$(320)	$10.00	04/16/22	$(20)
Pershing Square Tontine Holdings Ltd.*	(59)	(121)	20.00	06/18/22	(4)
Pershing Square Tontine Holdings Ltd.*	(603)	(1,218)	20.00	03/19/22	(12)
		(1,659)			(36)
Total Written Options
(Premiums Received $31) (000)		$(1,659)			$(36)

The following is a list of the inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$454,530	$—	$454,530
Special Purpose Acquisition Companies	193,496	343	—	193,839
Commercial Paper	—	122,893	—	122,893
Convertible Bonds	—	84,084	—	84,084
Trade Claims	—	—	23,093	23,093
Bank Loan Obligations	—	133,656	11,890	145,546

Total Investments in Securities	$193,496	$795,506	$34,983	$1,023,985

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(36)	$—	$—	$(36)
Forwards Contracts*
Unrealized Depreciation	—	(308)	—	(308)
Total Other Financial Instruments	$(36)	$(308)	$—	$(344)

*	Forward contracts are valued at the unrealized depreciation on the instrument.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000):

	Trade Claims	Bank Loan Obligation	Totals
Beginning balance as of October 1, 2021	$23,093	$—	$23,093
Change in unrealized appreciation/ (depreciation)	—	—	—
Realized gain/(loss)	—	—	—
Purchases	—	11,890	11,890
Sales	—	—	—
Transfer into Level 3	—	—	—
Transfer out of Level 3	—	—	—
Ending balance as of December 31, 2021	$23,093	$11,890	$34,983
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(172)	$—	$(172)

RiverPark Short Term High Yield Fund
December 31, 2021 (Unaudited)

For the period ended December 31, 2021 there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $1,067,438 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2021, these securities amounted to $279,585 (000) or 26.2% of Net Assets.
(b)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time purchase.
(c)	Unsettled bank loan. Interest rate may not be available.
(d)	Refer to table below for details on Options Contracts.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	Securities considered illiquid. The total value of such securities as of December 31, 2021 was $11,890 (000) and represented 1.1% of Net Assets.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates.

Cl — Class
CV — Convertible Security
EUR — Euro
EURIBOR— Euro London Interbank Offered Rate
GBP — British Pound Sterling
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
Ltd. — Limited
Ser — Series
USD— U.S. Dollar
VAR— Variable Rate

Unfunded commitments as of December 31, 2021:
Asset Type	Symbol	Description	Unfunded Commitment (000)
Special Purpose Acquisition Companies	APTMF	Alpha Partners Technology Merger Founder Shares	$451
Special Purpose Acquisition Companies	APMIF	AxonPrime Infrastructure Acquisition Founder Shares	220
Total Unfunded Commitments			$671

The Fund expects to meet the unfunded commitments reflected in the above table as they become due.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Asset	Fair Value at December 31, 2021 (000)	Valuation Technique	Unobservable Input	Range (Weighted Average)
Trade Claims
Brazos Electric Power	$23,093	Transaction Method	Offered Quotes	90—92
Bank Debt
JZ Capital Partners 10.75% 6/12/22	$11,890	Transaction Method	Performing Loan on private assets, which are in excess of current debt	—

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2200

RiverPark Long/Short Opportunity Fund
December 31, 2021 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 99.1%**
Communication Services – 20.4%
Alphabet, Cl A *(a)	4,966	$14,387
Alphabet, Cl C *(a)	4,951	14,326
Meta Platforms, Cl A *(a)	50,014	16,823
Pinterest, Cl A *(a)	386,758	14,059
Snap, Cl A *(a)	334,630	15,737
Twitter *(a)	285,540	12,341
Walt Disney *	74,472	11,535
		99,208
Consumer Discretionary – 12.7%
Airbnb, Cl A *(a)	77,046	12,828
Amazon.com *(a)	7,721	25,744
Farfetch, Cl A *(a)	371,144	12,407
NIKE, Cl B	65,554	10,926
		61,905
Financials – 11.8%
Blackstone, Cl A (b) (c)	218,014	28,209
Charles Schwab (a)	12,492	1,050
KKR	237,004	17,657
SoFi Technologies *(a)	665,655	10,524
		57,440
Health Care – 19.5%
Dexcom *(a)	20,950	11,249
Exact Sciences *(a)	223,853	17,423
Illumina *(a)	33,991	12,932
Intuitive Surgical *(a)	29,781	10,700
IQVIA Holdings *	44,919	12,673
UnitedHealth Group (a)	23,334	11,717
Zoetis, Cl A	75,201	18,351
		95,045
Industrials – 3.7%
Uber Technologies *(a)	433,561	18,179

Information Technology – 29.1%
Adobe *(a)	17,526	9,938
Apple	135,578	24,075
Autodesk *(a)	18,731	5,267
Block, Cl A *	50,130	8,097
Mastercard, Cl A (a)	20,679	7,430
Microsoft	85,086	28,616
PayPal Holdings *(a)	91,256	17,209
RingCentral, Cl A *(a)	5,168	968
ServiceNow *(a)	22,874	14,848
Shopify, Cl A *(a)	6,616	9,113
Twilio, Cl A *(a)	36,603	9,639
Visa, Cl A (a)	31,219	6,765
		141,965
Real Estate – 1.9%
Zillow Group, Cl A *(a)	144,971	9,020

Total Common Stock
(Cost $331,492) (000)		482,762

Total Investments — 99.1%
(Cost $331,492) (000)		$482,762

RiverPark Long/Short Opportunity Fund
December 31, 2021 (Unaudited)

A list of open swap agreements held by the Fund at December 31, 2021 was as follows:

Long Exposure

Company Reference	Counterparty	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation / (Depreciation) (000)†
Ringcentral	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	01/19/2023	$20,417	$20,471	$54
Charles Schwab	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/02/2022	12,454	20,217	7,763
Zillow Group, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	04/20/2022	18,145	13,767	(4,378)
Mastercard Inc., Cl A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/09/2022	13,365	13,169	(196)
Snowflake, Cl A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/11/2022	8,292	12,483	4,191
Twilio, Cl A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	02/15/2022	11,668	10,725	(943)
Pinterest, Cl A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/09/2022	11,221	9,455	(1,766)
Shopify, Cl A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/23/2022	8,219	9,397	1,178
Visa, Cl A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	09/27/2022	8,926	8,487	(439)
Snap, Cl A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	11/30/2022	7,763	8,012	249
Farfetch Limited, Cl A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/11/2022	7,693	7,487	(206)
Autodesk,	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	12/29/2022	6,685	7,393	708
Uber Technologies	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/09/2022	6,917	7,065	148
Walt Disney Company	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/09/2022	7,310	5,974	(1,336)
Sofi Technologies	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	01/19/2023	5,382	5,913	531
Intuitive Surgical	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	04/07/2022	3,874	5,832	1,958
Block Inc., Cl A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/09/2022	8,408	5,752	(2,656)
Paypal Holdings	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	01/19/2023	5,270	5,236	(34)
Amazon.Com	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	09/28/2022	4,690	4,662	(28)
Meta Platforms, Cl A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	09/28/2022	4,721	4,448	(273)
Adobe	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	02/24/2022	2,583	3,208	625
Airbnb, Cl A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	01/19/2023	2,844	3,009	165
Unitedhealth Group Inc.	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	03/03/2022	1,684	2,516	832
Nike, Cl B	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	09/27/2022	1,636	1,608	(28)
Twitter	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	11/30/2022	1,348	1,073	(275)
Illumina	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	02/15/2022	1,022	1,038	16
Servicenow	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/17/2022	437	516	79
Dexcom,	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/25/2022	394	508	114
Alphabet, Cl A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	11/10/2022	461	477	16
Alphabet, Cl C	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	11/10/2022	451	465	14
Exact Sciences	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/09/2022	505	292	(213)
					$194,785	$200,655	$5,870

RiverPark Long/Short Opportunity Fund
December 31, 2021 (Unaudited)

Short Exposure

Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation / (Depreciation) (000)†
IShares Russell 2000 ETF	Goldman Sachs International	USD-SOFR	-0.55%	Maturity	01/11/2023	$(31,274)	$(31,268)	$6
Energy Select Sector SPDR Fund ETF	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/11/2023	(31,249)	(31,050)	199
Flex Ltd.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/10/2022	(7,915)	(7,991)	(76)
Carnival	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/04/2023	(6,102)	(7,081)	(979)
Carvana Co., Cl A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/29/2022	(7,981)	(6,796)	1,185
MGM Resorts International	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/04/2023	(5,907)	(6,693)	(786)
New York Times Co., Cl A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/14/2022	(6,412)	(6,666)	(254)
Iron Mountain Inc.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/18/2022	(4,735)	(6,618)	(1,883)
Sysco	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/23/2022	(6,100)	(6,613)	(513)
Charter Communications,	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/11/2023	(6,190)	(6,527)	(337)
Capri Holdings Limited	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/23/2022	(5,003)	(6,505)	(1,502)
Comcast, Cl A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/11/2023	(6,140)	(6,427)	(287)
Wynn Resorts, Limited	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/04/2023	(6,057)	(6,418)	(361)
Fox	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/18/2022	(5,779)	(6,372)	(593)
Stericycle	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/23/2022	(6,925)	(6,307)	618
Colgate-Palmolive Co.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/28/2022	(5,502)	(6,098)	(596)
Lumen Technologies	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/04/2022	(5,366)	(6,079)	(713)
Aramark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/23/2022	(5,373)	(5,914)	(541)
Kimberly-Clark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/28/2022	(5,444)	(5,713)	(269)
Campbell Soup Co.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/18/2022	(5,782)	(5,697)	85
Kellogg Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/29/2022	(5,548)	(5,669)	(121)
The Kraft Heinz Co.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/02/2022	(6,025)	(5,653)	372
Take Two Interactive Software Inc	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/21/2022	(5,468)	(5,554)	(86)
Royal Caribbean Group	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/04/2023	(4,904)	(5,528)	(624)
Nielsen PLC	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/10/2022	(5,941)	(5,473)	468
Walmart	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/18/2022	(5,200)	(5,429)	(229)
VF Corp	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/23/2022	(5,473)	(5,417)	56
T-Mobile US	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/11/2023	(5,240)	(5,368)	(128)
Verizon Communications	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/24/2022	(5,700)	(5,301)	399
AT&T	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/05/2022	(5,608)	(5,201)	407
Procter & Gamble Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/28/2022	(4,504)	(5,163)	(659)
Church & Dwight Co.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/28/2022	(4,204)	(5,140)	(936)
J. M. Smucker Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/04/2022	(4,232)	(5,091)	(859)

RiverPark Long/Short Opportunity Fund
December 31, 2021 (Unaudited)

Short Exposure

Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation / (Depreciation) (000)†
Edgewell Personal Care Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/28/2022	$(4,723)	$(5,067)	$(344)
General Mills	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/29/2022	(4,628)	(4,970)	(342)
Tapestry	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	08/23/2022	(4,662)	(4,920)	(258)
Mondelez International	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/12/2023	(4,458)	(4,774)	(316)
Draftkings, Cl A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/31/2023	(4,900)	(4,762)	138
Keurig Dr Pepper	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/10/2022	(3,999)	(4,688)	(689)
Lucid Group	Goldman Sachs International	USD-SOFR	-5.40%	Maturity	01/11/2023	(4,978)	(4,618)	360
Pepsico	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/10/2022	(3,585)	(4,571)	(986)
Discovery, Series A	Goldman Sachs International	USD-SOFR	-1.08%	Maturity	08/31/2022	(5,450)	(4,472)	978
Canada Goose Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	12/29/2022	(5,322)	(4,385)	937
Coca-Cola Company	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/10/2022	(3,567)	(4,275)	(708)
Coinbase Global, Cl A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/11/2023	(3,993)	(3,755)	238
Harley-Davidson	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	05/18/2022	(3,056)	(2,747)	309
						$(296,604)	$(306,824)	$(10,220)

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.

The following is a list of the inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$482,762	$—	$—	$482,762

Total Investments in Securities	$482,762	$—	$—	$482,762

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Swaps‡
Unrealized Appreciation	$25,396	$—	$—	$25,396
Unrealized Depreciation	(29.746)	—	—	(29.746)
Total Other Financial Instruments	$4.350	$—	$—	$4.350

‡ Equity Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2021 there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $487,050 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Underlying security for a Total Return Swap.
(b)	This security or a partial position of this security has been committed as collateral for Total Return Swaps. The aggregate market value of the collateral as of December 31, 2021 was $28,209(000).
(c)	Security considered Master Limited Partnership. At December 31, 2021, these securities amounted to $28,209 (000) or 5.8% of Net Assets.

Cl — Class
ETF — Exchange Traded Fund
Ltd. — Limited
PLC — Public Limited Company
SPDR — Standard & Poor's Depository Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

RiverPark Long/Short Opportunity Fund
December 31, 2021 (Unaudited)

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2200

RiverPark Strategic Income Fund
December 31, 2021 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 41.5%
Communication Services – 4.6%
Connect Finco SARL
6.750%, 10/01/26 (a)		4,471	$4,706
Getty Images
9.750%, 03/01/27 (a)		280	297
Linkem
6.000%, VAR Euribor 3 Month + 6.000%, 08/09/22 (a)	EUR	4,675	5,297
			10,300
Consumer Discretionary – 5.0%
99 Escrow Issuer
7.500%, 01/15/26 (a)		4,501	3,538
Anagram International
15.000%, 08/15/25 (a)		1,609	1,802
Diamond Sports Group
12.750%, 12/01/26 (a)		1,535	802
FXI Holdings
12.250%, 11/15/26 (a)		1,639	1,846
Georg Jensen
6.000%, VAR Euribor 3 Month + 6.000%, 05/15/23	EUR	500	564
Hercules Achievement
9.000%, VAR ICE LIBOR USD 3 Month + 8.000%, 12/22/24 (a)		554	555
Jacktel
10.000%, 12/04/23 (a)		1,876	469
10.000%, 12/04/23		514	516
Lifefit Group Midco GmbH
7.500%, VAR Euribor 3 Month + 7.500%, 07/26/23	EUR	1,160	1,313
			11,405
Consumer Staples – 2.8%
Chobani
7.500%, 04/15/25 (a) (b)		2,591	2,668
Fresh Market
9.750%, 05/01/23 (a) (b)		3,549	3,655
			6,323
Energy – 6.7%
GAC Holdco
12.000%, 08/15/25 (a)		1,400	1,516
Golar LNG
7.000%, 10/20/25 (a)		1,589	1,576
Martin Midstream Partners
11.500%, 02/28/25 (a)		1,838	1,936
10.000%, 02/29/24 (a)		3,457	3,558
Mime Petroleum
10.250%, 11/10/26		550	531
PBF Logistics
6.875%, 05/15/23		1,442	1,404
Rockpoint Gas Storage Canada
7.000%, 03/31/23 (a)		4,302	4,317
Sanjel
0.000%, 06/19/70 (c) (d) (e) (f)		101	—
0.000%, 12/19/70 (c) (d) (e) (f)		2,700	—
0.000%, 12/29/70 (c) (d) (e) (f)		101	—
0.000%, 12/29/70 (c) (d) (e) (f)		101	—
0.000%, 12/29/70 (c) (d) (e) (f)		101	—
0.000%, 12/29/70 (c) (d) (e) (f)		101	—
0.000%, 12/29/70 (c) (d) (e) (f)		101	—
0.000%, 12/29/70 (c) (d) (e) (f)		101	—
0.000%, 12/29/70 (c) (d) (e) (f)		101	—
			14,838
Financials – 3.6%
Aker Horizons
4.040%, VAR NIBOR 3 Month + 3.250%, 08/15/25	NOK	12,500	1,388
LR Global Holding GmbH
7.250%, VAR Euribor 3 Month + 7.250%, 02/03/25	EUR	2,129	2,490
StoneX Group
8.625%, 06/15/25 (a) (b)		3,653	3,884
VNV Global
5.750%, 10/04/22	SEK	2,250	254
			8,016
Industrials – 9.4%
Altera Shuttle Tankers
9.500%, 12/15/25		3,600	3,458
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl B
4.950%, 01/15/22		301	300
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl A
3.900%, 01/15/26		4,464	4,424
Icahn Enterprises
5.250%, 05/15/27		720	741
IEA Energy Services
6.625%, 08/15/29 (a)		4,912	4,859
Innovate
8.500%, 02/01/26 (a) (b)		5,813	5,875

RiverPark Strategic Income Fund
December 31, 2021 (Unaudited)

Description		Face Amount (000)‡/ Shares	Value (000)
SGL TransGroup International
11.500%, 09/06/25	EUR	300	$347
StorCentric Peleus Insurance Co
5.875%, 02/19/23 (a)		844	845
			20,849
Information Technology – 5.6%
Diebold Nixdorf
8.500%, 04/15/24		2,863	2,866
DUO Bidco
5.640%, VAR NIBOR 3 Month + 5.000%, 04/12/26	NOK	4,589	531
Elastic
4.125%, 07/15/29 (a)		369	365
LINK Mobility Group Holding
3.375%, 12/15/25	EUR	4,500	4,967
MicroStrategy
6.125%, 06/15/28 (a)		3,928	3,942
			12,671
Materials – 3.8%
Copper Mountain Mining
8.000%, 04/09/26 (a)		3,983	4,188
Impala Group
9.000%, VAR STIBOR SEK 3-Month + 9.000%, 10/20/24	SEK	7,500	833
Tacora Resources
8.250%, 05/15/26 (a)		3,411	3,412
			8,433
Total Corporate Obligations
(Cost $97,096) (000)			92,835

Special Purpose Acquisition Companies — 15.0%
Common Stock– 15.0%
Diversified Financials – 15.0%
Adit EdTech Acquisition *		5,942	59
Ahren Acquisition *		29,233	293
Alpha Partners Technology Merger Founder Shares *		8,594	—
AltEnergy Acquisition *		17,214	174
Anzu Special Acquisition I, Cl A *		23,739	232
AP Acquisition *		17,497	177
Athlon Acquisition, Cl A *		13,586	133
Atlantic Avenue Acquisition, Cl A *		117,481	1,151
Authentic Equity Acquisition, Cl A *		13,586	133
AxonPrime Infrastructure Acquisition Founder Shares *		4,000	—
Battery Future Acquisition *		27,695	277
Berenson Acquisition Founder Shares *		12,570	—
Berenson Acquisition I, Cl A *		124,439	1,203
BGP Acquisition, Cl A *		82,436	784
Bite Acquisition *		17,030	166
Carney Technology Acquisition II, Cl A *		200,449	1,958
Cartesian Growth, Cl A *		39,405	389
Cascade Acquisition, Cl A *		50,126	498
CF Acquisition IV, Cl A *		27,235	267
Chain Bridge I *		18,691	188
Clarim Acquisition, Cl A *		25,893	251
Cohn Robbins Holdings, Cl A *		18,189	179
Concord Acquisition III, Cl A *		26,386	261
COVA Acquisition, Cl A *		13,586	133
DHB Capital, Cl A *		5,295	52
Disruptive Acquisition I, Cl A *		22,708	223
DP Capital Acquisition I *		18,260	183
DPCM Capital *		28,465	280
EJF Acquisition, Cl A *		6,888	68
Empowerment & Inclusion Capital I, Cl A *		25,567	249
Enterprise 4.0 Technology Acquisition *		12,712	128
EQ Health Acquisition, Cl A *		13,586	132
Equity Distribution Acquisition, Cl A *		35,502	349
EVe Mobility Acquisition *		38,483	385
Executive Network Partnering, Cl A *		27,853	273
Fintech Evolution Acquisition Group, Cl A *		13,586	132
Forum Merger IV, Cl A *		33,205	323
G Squared Ascend II, Cl A *		18,297	176
G&P Acquisition, Cl A *		14,087	138
Galata Acquisition *		71,161	689
Global Consumer Acquisition *		92,876	921
Global Partner Acquisition II, Cl A *		16,501	160
Golden Falcon Acquisition, Cl A *		51,001	499
Growth For Good Acquisition *		20,624	206
Hamilton Lane Alliance Holdings I, Cl A *		31,337	306

RiverPark Strategic Income Fund
December 31, 2021 (Unaudited)

Description	Shares/Number of Warrants/Face Amount (000)‡	Value (000)
Healthcare Services Acquisition, Cl A *	13,586	$133
Iconic Sports Acquisition *	88,675	897
Ignyte Acquisition *	13,586	133
Infinite Acquisition *	6,016	61
Isleworth Healthcare Acquisition *	30,282	298
Itiquira Acquisition, Cl A *	13,586	132
Jackson Acquisition *	34,223	341
Juniper II *	21,998	224
KINS Technology Group, Cl A *	31,314	312
LMF Acquisition Opportunities, Cl A *	8,757	88
Mason Industrial Technology, Cl A *	277,191	2,705
Noble Rock Acquisition, Cl A *	8,833	86
Oaktree Acquisition II, Cl A *	25,247	249
Omnichannel Acquisition, Cl A *	75,381	750
OmniLit Acquisition *	7,608	76
One Equity Partners Open Water I, Cl A *	25,590	249
Oyster Enterprises Acquisition, Cl A *	13,586	133
Parabellum Acquisition, Cl A *	354,580	3,457
Parabellum Acquisition Founder Shares *	19,671	—
Pearl Holdings Acquisition *	72,315	723
Peridot Acquisition II, Cl A *	23,488	229
Pontem, Cl A *	3,197	31
PROOF Acquisition I *	32,084	321
PWP Forward Acquisition I, Cl A *	7,776	76
Revelstone Capital Acquisition *	52,667	521
Revelstone Capital Acquisition Founder Shares *	5,925	—
RMG Acquisition III, Cl A *	27,407	267
RXR Acquisition, Cl A *	3,782	37
SDCL EDGE Acquisition *	17,994	179
Seaport Global Acquisition II, Cl A *	53,691	531
ShoulderUp Technology Acquisition *	3,856	39
Silver Crest Acquisition, Cl A *	13,586	133
SportsMap Tech Acquisition *	16,924	166
Stratim Cloud Acquisition *	51,763	502
Tailwind International Acquisition, Cl A *	38,400	374
Tailwind Two Acquisition, Cl A *	11,998	119
Target Global Acquisition I *	27,018	269
Tech and Energy Transition, Cl A *	15,353	149
Tekkorp Digital Acquisition, Cl A *	70,000	695
TG Venture Acquisition *	36,095	354
Tishman Speyer Innovation II, Cl A *	47,169	460
Trine II Acquisition *	15,733	159
Vector Acquisition II, Cl A *	175,058	1,710
VMG Consumer Acquisition *	21,395	217
Zanite Acquisition, Cl A *	7,101	72
		33,435
Warrants– 0.0%
Diversified Financials – 0.0%
Alpha Partners Technology Merger
11.500%, 04/03/28 *	14	10
AxonPrime Infrastructure Acquisition
11.500%, 07/11/23 *	27	19
Berenson Acquisition I
08/04/26 *#	62	31
Concord Acquisition III, Cl A
01/03/29 *#	13	9
DHB Capital, Cl A
11.500%, 03/18/28 *	2	1
Parabellum Acquisition,
03/29/23 *#	195	88
Seaport Global Acquisition II
11/04/23 *#	27	14
		172
Total Special Purpose Acquisition Companies
(Cost $33,336) (000)		33,607

Commercial Paper — 5.6%
Health Care – 1.6%
Viatris
0.000%, 01/25/22 (d)	3,530	3,529
Industrials – 0.7%
Albemarle
0.000%, 02/03/22 (d)	1,627	1,626
Information Technology – 1.6%
Jabil
0.500%, 02/08/22 (d)	3,651	3,649

RiverPark Strategic Income Fund
December 31, 2021 (Unaudited)

Description	Face Amount (000)‡/ Shares	Value (000)
Materials – 1.7%
Sherwin-Williams
2.104%, 01/19/22 (d)	3,802	$3,802
Total Commercial Paper
(Cost $12,606) (000)		12,606

Convertible Bonds — 4.6%
Communication Serivces – 2.4%
BuzzFeed
8.500%, 12/03/26	5,400	5,292

Health Care – 2.2%
Tilray CV to 5.9735
5.000%, 10/01/23	1,067	1,052
UpHealth CV to 93.8967
6.250%, 06/15/26	4,592	3,941
		4,993
Total Convertible Bonds
(Cost $11,005) (000)		10,285

Common Stock — 3.8%
Communication Services – 0.1%
KORE Group Holdings *	32,156	217

Energy – 1.1%
Crestwood Equity Partners LP (g)	237	7
Magellan Midstream Partners LP	12,300	571
Superior Energy Services *(c)	45,294	1,902
		2,480
Financials – 0.1%
Rescap Liquidating Trust *	311,918	203

Health Care – 0.8%
Intercure *	295,483	1,927
Industrials – 0.0%
Rocket Lab USA *	500	6

Information Technology – 0.0%
MarketWise *	1,779	13

Materials – 1.3%
Barrick Gold	22,800	433
RA Parent * (c) (f)	56	2,510
		2,943
Real Estate – 0.4%
CTO Realty Growth	12,869	$791

Total Common Stock
(Cost $9,894) (000)		8,580

Preferred Stock — 2.8%
Consumer Discretionary – 1.4%
Fossil Group
7.000%	118,063	2,999

Financials – 1.0%
Argo Blockchain
8.750%	81,671	2,033
Federal Home Loan Mortgage*
5.100%*	37,004	154
Federal National Mortgage Association*
8.250%*(h)	32,023	100
		2,287
Real Estate – 0.4%
Monmouth Real Estate Investment
6.125%	34,298	866

Total Preferred Stock
(Cost $6,336) (000)		6,152

Trade Claims — 2.3%
Energy – 2.3%
Brazos Electric Power *(c)	5,778	5,200

Total Trade Claims
(Cost $5,239) (000)		5,200

Warrants — 0.0%
Energy – 0.0%
Mcdermott International * (c) (f)
Expires 6/30/2027, Strike Price 12.33	258,269	—
Mcdermott International * (c) (f)
Expires 6/30/2027, Strike Price 15.98	286,965	—

Health Care – 0.0%
GemmaCert
Expires 5/19/2024# (c) (f)	21,135	—

Total Warrants
(Cost $153) (000)		—

RiverPark Strategic Income Fund
December 31, 2021 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Bank Loan Obligations — 16.6%
Consumer Discretionary – 5.6%
First Brands Group, LLC, Initial Term Loan, 2nd Lien
9.500%, VAR LIBOR + 8.500%, 03/30/28	3,393	$3,404
Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan, 1st Lien
13.000%, VAR LIBOR + 0.120%, 10/04/23	2,416	2,573
Mountaineer Merger Corporation, Initial Term Loan, 1st Lien
7.750%, 10/22/28	3,884	3,768
Rising Tide, Term Loan, Inital Term Loan, 2nd Lien
9.000%, VAR LIBOR + 8.250%, 06/01/29	2,786	2,737
		12,482
Energy – 0.3%
Quaternorth Energy Hold, Term Loan, 2nd Lien
8.000%, 08/27/26	611	609

Financials – 3.3%
JZ Capital Partners, Term Loans, 1st Lien
16.000%, 06/21/22 (c) (f) (h)	6,296	6,296
Lealand Finance Company B.V., Take-Back Term Loan
4.072%, VAR LIBOR + 4.000%, 06/30/25	2,269	989
		7,285
Health Care – 5.0%
ABB/Con-Cise Optical Group LLC, Initial Term Loan, 1st Lien
6.000%, VAR LIBOR + 5.000%, 06/15/23	212	204
GemmaCert, Term Loan
9.000%, 05/19/24 (c) (f) (h)	402	402
Inotiv, Inc., Term Loan
0.000%, 09/22/26 (c) (i)	2,800	2,744
Mallinckrodt International, 1st Lien
4.310%, 02/28/22 (i)	8,106	7,914
		11,264
Materials – 2.4%
Elevate Textiles, Inc., Initial Term Loan, 2nd Lien
5.131%, 05/01/24 (h)	1,133	1,044
Pixelle Specialty Solutions, LLC, Initial Term Loan, 1st Lien
7.500%, VAR LIBOR + 6.500%, 10/31/24	3,310	3,291
Real Alloy Holding, Term Loan, 1st Lien
11.000%, VAR LIBOR 0.000%, 12/31/49 (c) (f)	1,098	1,098
		5,433
Total Bank Loan Obligations
(Cost $38,037) (000)		37,073

Total Investments — 92.2%
(Cost $213,702) (000)		206,338

Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (2.0)%
Consumer Staples – (1.4)%
Conagra Brands
7.125%, 10/01/26	(1,000)	(1,225)
Kraft Heinz Foods
3.000%, 06/01/26	(1,863)	(1,951)
		(3,176)
Financials – (0.5)%
FS Energy and Power Fund
7.500%, 08/15/23 (a)	(1,060)	(1,107)

Health Care – (0.1)%
McKesson
3.950%, 02/16/28	(280)	(308)

Total Corporate Obligations
(Proceeds $4,309) (000)		(4,591)

Common Stock — (0.1)%
Industrials – (0.1)%
GFL Environmental	(6,600)	(250)

RiverPark Strategic Income Fund
December 31, 2021 (Unaudited)

Description	Shares	Value (000)
Rocket Lab USA*	(500)	$(6)

Total Common Stock
(Proceeds $155) (000)		(256)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $4,464) (000)		$(4,847)
Purchased Options — 0.2%(j)
Total Purchased Options
(Cost $668) (000)		$472
Written Options — (0.1)%(j)
Total Written Options
(Premiums Received $313) (000)		$(208)

A list of the open forward foreign currency contracts held by the Fund at December 31, 2021, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	01/05/22	USD	559	NOK	5,027	$11
Brown Brothers Harriman	01/05/22	SEK	9,948	USD	1,091	(8)
Brown Brothers Harriman	01/05/22	NOK	21,978	USD	2,435	(57)
Brown Brothers Harriman	01/05/22	ILS	1,609	USD	513	(4)
Brown Brothers Harriman	01/05/22	EUR	12,662	USD	14,266	(68)
Brown Brothers Harriman	01/05/22	EUR	707	USD	803	3
						$(123)

A list of the open option contracts held by the Fund at December 31, 2021 is as follows (000):

Description	Number of Contracts	Notional Amount (000)	Exercise Price	Expiration Date	Value (000)
PURCHASED OPTIONS — 0.2%
Call Options
Navitas Semiconductor*	351	$597	$10.00	01/22/22	$244
Redwire*	213	144	5.00	01/22/22	38
Redwire*	134	90	10.00	01/22/22	2
Rocket Lab USA*	298	366	6.00	01/22/22	188
		1,197			472
Total Purchased Options
(Cost $668) (000)		$1,197			$472
WRITTEN OPTIONS — (0.1)%
Put Options
Magellan Midstream Partners*	(246)	(1,508)	45.00	01/22/22	(8)
Call Options
iShares iBoxx $ High Yield Corporate Bond ETF*	(92)	$(800)	$86.00	02/19/22	$(11)
iShares iBoxx $ High Yield Corporate Bond ETF*	(275)	$(2,393)	$87.00	02/19/22	$(11)
Magellan Midstream Partners*	(123)	(754)	45.00	01/22/22	(19)
Navitas Semiconductor*	(86)	(146)	20.00	01/22/22	(3)
Navitas Semiconductor*	(421)	(716)	15.00	01/22/22	(103)
Redwire*	(24)	(16)	12.50	02/19/22	–
Redwire*	(153)	(103)	10.00	02/19/22	(4)
Redwire*	(153)	(103)	7.50	01/22/22	(7)
Rocket Lab USA*	(62)	(76)	12.50	01/22/22	(4)
Rocket Lab USA*	(99)	(122)	11.00	01/22/22	(15)
Rocket Lab USA*	(93)	(114)	10.00	01/22/22	(22)
		(5,344)			(200)
Total Written Options
(Premiums Received $312) (000)		$(6,853)			$(208)

The following is a list of the inputs used as of December 31, 2021 in valuing the Fund’s investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$92,835	$—	$92,835
Special Purpose Acquisition Companies	33,435	172	—	33,607
Commercial Paper	—	12,606	—	12,606
Convertible Bonds	—	10,285	—	10,285
Common Stock	4,168	—	4,412	8,580
Preferred Stock	6,152	—	—	6,152
Trade Claims	—	—	5,200	5,200
Warrants	—	—	—	—
Bank Loan Obligations	—	26,533	10,540	37,073
Total Investments in Securities	$43,755	$142,431	$20,152	$206,338

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(4,591)	$—	$(4,591)
Common Stock	(256)	—	—	(256)

Total Securities Sold Short, Not Yet Purchased	$(256)	$(4,591)	$—	$(4,847)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$472	$—	$—	$472
Written Options	(208)	—	—	(208)
Forwards Contracts*
Unrealized Appreciation	—	14	—	14
Unrealized Depreciation	—	(137)	—	(137)
Total Other Financial Instruments	$264	$(123)	$—	$141

*	Forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

RiverPark Strategic Income Fund
December 31, 2021 (Unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value (000).

	Common Stock	Trade Claims	Warrants	Bank Loan Obligations	Totals
Beginning balance as of October 1, 2021	$5,922	$5,200	$3	$7,732	$18,857
Change in unrealized appreciation/ (depreciation)	619	—	(3)	64	680
Realized gain/(loss)	1,215	—	—	—	1,215
Purchases	—	—	—	2,744	2,744
Sales	(3,344)	—	—	—	(3,344)
Transfer into Level 3	—	—	—	—	—
Transfer out of Level 3	—	—	—	—	—
Ending balance as of December 31, 2021	$4,412	$5,200	$—	$10,540	$20,152
Change in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1,021)	$(39)	$—	$(1)	$(1,061)

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Assets	Fair Value At December 31, 2021 (000)	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stock RA Parent	$2,510	Multiples, Comparables and Transactions Methods	Offered Quotes EBITDA	$45,000 — $55,000 3.3x
Common Stock Superior Energy Services	$1,902	Transactions Method	Offered Quotes	$42 — $44.5
Trade Claims Brazos Electric Power	$5,200	Transactions Method	Offered Quotes	92 — 95
Bank Loan Obligations Inotiv, Inc.	$2,744	Transactions Method	Offered Quotes	98 — 99
Bank Loan Obligations JZ Capital Partners	$6,296	Transactions Method	Performing Loan on private assets, which are in excess of current debt	—
Bank Loans Obligations Real Alloy	$1,098	Multiples Methods	EBITDA Net Leverage High Coupon Callable Loan	$110 mm 1.2x EBTIDA LIBOR + 10.00% Callable Any Time @ 100.00
Bank Loan Obligations Gemma Cert	$ 402	Transactions Method	Loan Agreement secured by assets Cost	100

RiverPark Strategic Income Fund
December 31, 2021 (Unaudited)

Assets	Fair Value At December 31, 2021 (000)	Valuation Technique	Unobservable Input	Range (Weighted Average)
Warrants Gemma Cert, Stroke of 7.608 Expiration, 05/19/2024	$ —	Transactions Method	Loan Agreement securred by assets Cost	—
Warrants McDermott International Warrants Strike prices of 12.33 & 15.98, expiring 06/30/2027	$ —	Transactions Method	Offered Quotes	0.01 - 0.00 on 12.33 Strike 0.01 - 0.00 on 15.98 Strike

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended December 31, 2021, there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $223,775 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
#	Expiration Date and or Strike Price not available.
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2021, these securities amounted to $64,801 (000) or 29.0% of Net Assets.
(b)	This security or partial position of this security has been committed as collateral for open short positions and option contracts. The aggregate market value of the collateral as of December 31, 2021 was $16,082 (000).
(c)	Level 3 security in accordance with fair value hierarchy.
(d)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time purchase.
(e)	Security in default on interest payments.
(f)	Securities considered illiquid. The total value of such securities as of December 31, 2021 was $10,306 (000) and represented 4.6% of Net Assets.
(g)	Security considered Master Limited Partnership. At December 31, 2021, these securities amounted to $7 (000) or 0.0% of Net Assets.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(i)	Unsettled bank loan. Interest rate may not be available.
(j)	Refer to table below for details on Options Contracts.

Cl — Class
CV — Convertible Security
ETF — Exchange Traded Fund
EUR — Euro
EURIBOR— Euro London Interbank Offered Rate
ICE— Intercontinental Exchange
ILS — Israeli New Shekels
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
NIBOR — Norwegian Interbank Offered Rate
NOK — Norway
SEK — Swedish Krona
Ser — Series
STIBOR — Stockholm Interbank Offered Rate
USD — U.S. Dollar
VAR— Variable Rate

Amounts designated as “—” are $0 or have been rounded to $0.

Asset Type	Symbol	Description	Unfunded Commitment (000)
Special Purpose Acquisition Companies	APTMF	Alpha Partners Technology Merger Founder Shares	$86
Special Purpose Acquisition Companies	APTMF	Axon Prime Infrastructure Acquisition Founder Shares	40
Total Unfunded Commitments			$126

The Fund expects to meet the unfunded commitments reflected in the above table as they come due.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2200

RiverPark Floating Rate CMBS Fund
December 31, 2021 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 97.5% (a)
Non-Agency Mortgage-Backed Obligation – 97.5%
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl G
4.010%, VAR ICE LIBOR USD 1 Month + 3.900%, 01/15/34	$250	$249
BX Commercial Mortgage Trust, Ser 2020-FOX, Cl E
3.710%, VAR ICE LIBOR USD 1 Month + 3.600%, 11/15/32	1,264	1,264
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl G
3.360%, VAR ICE LIBOR USD 1 Month + 3.250%, 10/15/37	1,398	1,391
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl F
3.110%, VAR ICE LIBOR USD 1 Month + 3.000%, 01/15/34	1,000	996
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl F
2.510%, VAR ICE LIBOR USD 1 Month + 2.400%, 09/15/36	1,500	1,486
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl F
2.460%, VAR ICE LIBOR USD 1 Month + 2.350%, 06/15/38	2,000	1,986
BX Commercial Mortgage Trust, Ser 2019-XL, Cl G
2.410%, VAR ICE LIBOR USD 1 Month + 2.300%, 10/15/36	876	868
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl E
2.360%, VAR ICE LIBOR USD 1 Month + 2.250%, 01/15/34	1,000	992
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F
2.354%, VAR ICE LIBOR USD 1 Month + 2.244%, 10/15/38	2,000	1,990
BX Commercial Mortgage Trust, Ser 20108-IND, Cl G
2.160%, VAR ICE LIBOR USD 1 Month + 2.050%, 11/15/35	1,960	1,955
BX Commercial Mortgage Trust, Ser 2020-BXLP, Cl F
2.110%, VAR ICE LIBOR USD 1 Month + 2.000%, 12/15/36	1,646	1,633
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl E
2.062%, VAR ICE LIBOR USD 1 Month + 1.952%, 05/15/38	1,500	1,495
BX Commercial Mortgage Trust, Ser 2018-BIOA, Cl E
2.061%, VAR ICE LIBOR USD 1 Month + 1.951%, 03/15/37	1,936	1,932
BX Trust, Ser 2019-MMP, Cl C
1.560%, VAR ICE LIBOR USD 1 Month + 1.450%, 08/15/36	995	985
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl G
3.360%, VAR ICE LIBOR USD 1 Month + 3.250%, 12/15/37	2,660	2,650
Cold Storage Trust, Ser 2020-ICE5, Cl F
3.602%, VAR ICE LIBOR USD 1 Month + 3.492%, 11/15/37	2,949	2,945
Credit Suisse Mortgage Capital Cartificates, Ser 2020-UNFI, Cl A
4.168%, 12/15/22 (b)	3,000	3,003
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
2.760%, VAR ICE LIBOR USD 1 Month + 2.650%, 05/15/36 (b)	3,780	3,765
DBGS Mortgage Trust, Ser 20108-BIOD, Cl E
1.802%, VAR ICE LIBOR USD 1 Month + 1.700%, 05/15/35	1,856	1,851
JP Morgan Chase Commercial Mortgage Securities, Ser 2021-MHC, Cl E
2.560%, VAR ICE LIBOR USD 1 Month + 2.450%, 04/15/38	1,300	1,298
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl F
2.160%, VAR ICE LIBOR USD 1 Month + 2.050%, 12/15/37	1,875	1,840
MHP, Ser 2021-STOR, Cl F
2.310%, VAR ICE LIBOR USD 1 Month + 2.200%, 07/15/38	1,500	1,491
Morgan Stanley Capital I Trust, Ser 2017-CLS, Cl F
2.710%, VAR ICE LIBOR USD 1 Month + 2.600%, 11/15/34	1,764	1,756
MSCG Trust, Ser 2018-SELF, Cl D
1.760%, VAR ICE LIBOR USD 1 Month + 1.650%, 10/15/37	2,000	1991

RiverPark Floating Rate CMBS Fund
December 31, 2021 (Unaudited)

Description	Face Amount (000)	Value (000)
Ontario Power Generation Trust, Ser 2021-PORT F 2.048%, 10/15/36	$1,000	984
Total Commercial Mortgage-Backed Securities
(Cost $42,847) (000)		42,796

Total Investments — 97.5%
(Cost $42,847) (000)		$42,796

As of December 31, 2021, all of the Fund’s investments were considered Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2021 there were no transfers in or out of Level 3.

Percentages are based on Net Assets of $43,888 (000).
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At December 31, 2021, these securities amounted to $41,811 (000) or 95.3% of Net Assets.
(b)	This position is a one-month LIBOR floating rate commercial mortgage-backed security that is subject to a floor of 0.50%.

Cl — Class
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
REIT — Real Estate Investment Trust
Ser — Series
USD — U.S. Dollar
VAR— Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-2200